Acquisitions and Divestitures - Summary of Fair Value of Identifiable Net Assets at Acquisition Date, Banco Dominican dei Progreso, Dominican Republic (Parenthetical) (Detail) $ in Millions	Mar. 01, 2019 CAD ($)
Banco Dominicano del Progreso, Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition	$ 26